Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ (27,568,713)	$ (3,511,983)	$ 5,505,489	$ 9,010,680